Other receivables (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other receivables
VAT	kr 3,887	kr 5,437
Other	6,055	2,498
Total other receivables	kr 9,942	kr 7,935